share-based compensation - TELUS International (Cda) Inc. share options (Details)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2021 $ / shares Options	Jun. 30, 2021 Options $ / shares $ / shares	Jun. 30, 2021 $ / shares Options	Dec. 31, 2020 Options $ / shares
TELUS International (Cda) Inc. share options
share-based compensation
Number of share options outstanding, end of period | Options	3,513,020	3,513,020	3,513,020
Exercisable, end of period (in dollar per share)	$ 25.00		$ 25.00
Telus International (Cda) Inc. share options, U.S. $ denominated share-based compensation
Number of share options outstanding, beginning of period | Options	4,092,969	3,922,056	3,922,056
Weighted average share price of options outstanding, beginning of period	$ 9.59		$ 6.94
Granted (in shares) | Options		579,949	579,949
Granted (in dollars per share)			$ 25.00
Exercised (in shares) | Options		(409,036)	(409,036)
Exercised (in dollars per share)			$ 6.06
Exercisable, end of period (in shares)	2,858,387	2,858,387	2,858,387
Number of share options outstanding, end of period | Options	4,092,969	4,092,969	4,092,969	3,922,056
Weighted average share price of options outstanding, end of period	$ 9.59		$ 9.59
Exercisable, end of period (in dollar per share)	$ 6.95		$ 6.95
Weighted average remaining contractual life (years)		6 years 3 months 18 days	6 years 3 months 18 days
TELUS International (Cda) Inc. share options, Canadian $ denominated share-based compensation
Number of share options outstanding, beginning of period | Options		242,244	242,244
Granted (in dollars per share)				$ 4.75
Exercised (in shares) | Options		(242,244)	(242,244)
Exercised (in dollars per share)		$ 4.75
Number of share options outstanding, end of period | Options				242,244
Weighted average remaining contractual life (years)		9 years 7 months 6 days	9 years 7 months 6 days
Minimum | TELUS International (Cda) Inc. share options
share-based compensation
Variable payout (as a percent)	0.00%	0.00%	0.00%
Minimum | Telus International (Cda) Inc. share options, U.S. $ denominated share-based compensation
Option price	$ 4.87	$ 4.87	$ 4.87
Maximum | TELUS International (Cda) Inc. share options
share-based compensation
Exercise period		10 years	10 years
Variable payout (as a percent)	100.00%	100.00%	100.00%
Maximum | Telus International (Cda) Inc. share options, U.S. $ denominated share-based compensation
Option price	$ 8.95	$ 8.95	$ 8.95